Average Annual Total Returns	12 Months Ended	58 Months Ended		60 Months Ended	120 Months Ended		279 Months Ended	309 Months Ended	390 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	12.52%	[1]	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.44%	[1]	15.32%	18.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.09%	[1]	14.42%	14.82%
Lipper Large-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	12.39%	[1]	12.71%	16.08%
T. Rowe Price Blue Chip Growth Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.78%			11.70%	15.66%
Performance Inception Date									Jun. 30, 1993
T. Rowe Price Blue Chip Growth Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.39%			10.08%	14.62%
T. Rowe Price Blue Chip Growth Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.13%			8.99%	13.03%
T. Rowe Price Blue Chip Growth Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	18.94%			11.85%	15.81%
Performance Inception Date						Dec. 17, 2015
T. Rowe Price Blue Chip Growth Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.47%			11.41%	15.35%
Performance Inception Date								Mar. 31, 2000
T. Rowe Price Blue Chip Growth Fund, Inc. - R Class
Prospectus [Line Items]
Average Annual Return, Percent	18.16%			11.12%	15.05%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Blue Chip Growth Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	19.62%	12.22%
Performance Inception Date		Feb. 22, 2021

[1]	Return since 2/22/21.